Segment information - Segment Profit Or Loss (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	R$ 9,347,413	R$ 7,746,534	R$ 5,098,545
Cost of goods sold	(7,616,606)	(6,421,037)	(4,362,657)
Sales, general and administrative expenses	(1,228,128)	(1,022,388)	(619,506)
Other operating (expenses) income, net	(275,810)	56,759	15,618
Finance costs, net	(617,807)	(219,444)	(85,793)
Income tax expense	172,256	(32,662)	(24,676)
Net investment of the parent/ Equity holders of the parent	(218,682)	107,762	21,531
Depreciation and amortization	(167,486)	(145,512)	(92,966)
Operating segments
Disclosure of operating segments [line items]
Revenue	9,668,465	7,849,877	5,104,257
Cost of goods sold	(7,904,950)	(6,524,380)	(4,368,369)
Sales, general and administrative expenses	(1,224,565)	(1,022,388)	(619,506)
Other operating (expenses) income, net	48,006	56,759	15,618
Finance costs, net	(588,842)	(219,444)	(85,793)
Income tax expense	161,136	(32,662)	(24,676)
Net investment of the parent/ Equity holders of the parent	159,250	107,762	21,531
Depreciation and amortization	(167,486)	(145,512)	(92,966)
Operating segments | Brazil
Disclosure of operating segments [line items]
Revenue	7,829,305	6,351,223	4,198,570
Cost of goods sold	(6,543,315)	(5,336,991)	(3,653,813)
Sales, general and administrative expenses	(951,888)	(809,144)	(476,578)
Other operating (expenses) income, net	48,135	42,608	13,363
Finance costs, net	(525,056)	(217,277)	(68,772)
Income tax expense	208,331	3,973	(8,412)
Net investment of the parent/ Equity holders of the parent	65,512	34,392	4,358
Depreciation and amortization	(142,139)	(127,674)	(85,518)
Operating segments | LATAM
Disclosure of operating segments [line items]
Revenue	1,206,341	1,166,415	858,837
Cost of goods sold	(1,009,721)	(975,756)	(704,738)
Sales, general and administrative expenses	(120,936)	(120,902)	(101,081)
Other operating (expenses) income, net	(1,640)	(6,081)	184
Finance costs, net	(15,371)	(9,639)	(13,524)
Income tax expense	(22,263)	(20,865)	(15,538)
Net investment of the parent/ Equity holders of the parent	36,410	33,172	24,140
Depreciation and amortization	(11,792)	(11,295)	(4,519)
Operating segments | LATAM
Disclosure of operating segments [line items]
Revenue	632,819	332,239	46,850
Cost of goods sold	(351,914)	(211,633)	(9,818)
Sales, general and administrative expenses	(151,741)	(92,342)	(41,847)
Other operating (expenses) income, net	1,511	20,232	2,071
Finance costs, net	(48,415)	7,472	(3,497)
Income tax expense	(24,932)	(15,770)	(726)
Net investment of the parent/ Equity holders of the parent	57,328	40,198	(6,967)
Depreciation and amortization	(13,555)	(6,543)	(2,930)
Corporate
Disclosure of operating segments [line items]
Revenue	0
Cost of goods sold	0
Sales, general and administrative expenses	(3,563)
Other operating (expenses) income, net	(323,816)
Finance costs, net	(28,965)
Income tax expense	0
Net investment of the parent/ Equity holders of the parent	(356,344)
Depreciation and amortization	0
Eliminations between segments
Disclosure of operating segments [line items]
Revenue	(321,052)	(103,343)	(5,712)
Cost of goods sold	288,344	103,343	5,712
Sales, general and administrative expenses	0		0
Other operating (expenses) income, net	0		0
Finance costs, net	0		0
Income tax expense	11,120		0
Net investment of the parent/ Equity holders of the parent	(21,588)		0
Depreciation and amortization	R$ 0		R$ 0